Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$823,443.34

Principal:
Principal Collections	$8,743,284.03
Prepayments in Full	$3,596,549.19
Liquidation Proceeds	$179,206.62
Recoveries	$28,869.78
Sub Total	$12,547,909.62
Collections	$13,371,352.96

Purchase Amounts:
Purchase Amounts Related to Principal	$327,004.39
Purchase Amounts Related to Interest	$1,909.89
Sub Total	$328,914.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,700,267.24

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,700,267.24
Servicing Fee	$180,861.83	$180,861.83	$0.00	$0.00	$13,519,405.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,519,405.41
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,519,405.41
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,519,405.41
Interest - Class A-4 Notes	$168,263.68	$168,263.68	$0.00	$0.00	$13,351,141.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,351,141.73
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$13,284,819.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,284,819.06
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$13,236,152.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,236,152.56
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$13,176,526.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,176,526.81
Regular Principal Payment	$11,678,825.17	$11,678,825.17	$0.00	$0.00	$1,497,701.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,497,701.64
Residuel Released to Depositor	$0.00	$1,497,701.64	$0.00	$0.00	$0.00
Total		$13,700,267.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,678,825.17
Total					$11,678,825.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,678,825.17	$60.83	$168,263.68	$0.88	$11,847,088.85	$61.71
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$11,678,825.17	$10.27	$342,878.60	$0.30	$12,021,703.77	$10.57

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$122,373,588.26	0.6373956	$110,694,763.09	0.5765653
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$200,393,588.26	0.1762306	$188,714,763.09	0.1659600

Pool Information
Weighted Average APR	4.568%	4.574%
Weighted Average Remaining Term	26.36	25.51
Number of Receivables Outstanding	20,180	19,706
Pool Balance	$217,034,193.49	$204,109,664.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$200,393,588.26	$188,714,763.09
Pool Factor	0.1780323	0.1674303

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$15,394,901.83
Targeted Overcollateralization Amount	$15,394,901.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,394,901.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		53	$111,584.34
(Recoveries)		121	$28,869.78
Net Losses for Current Collection Period			$82,714.56
Cumulative Net Losses Last Collection Period			$7,919,166.17
Cumulative Net Losses for all Collection Periods			$8,001,880.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.53%	407	$5,157,637.40
61-90 Days Delinquent	0.29%	41	$601,312.85
91-120 Days Delinquent	0.10%	15	$202,995.39
Over 120 Days Delinquent	0.60%	77	$1,224,151.29
Total Delinquent Receivables	3.52%	540	$7,186,096.93

Repossession Inventory:
Repossessed in the Current Collection Period		7	$87,190.83
Total Repossessed Inventory		18	$238,009.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2466%
Preceding Collection Period			1.2005%
Current Collection Period			0.4714%
Three Month Average			0.6395%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6933%
Preceding Collection Period			0.7433%
Current Collection Period			0.6749%
Three Month Average			0.7038%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer